POLICYHOLDERS' ACCOUNT BALANCES - Policyholder Account Balance, Guaranteed Minimum Crediting Rate (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates		$ 449
Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	$ 13,255
Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	618
1%-2% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	10,079
2%-3% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	2,556
greater than 3% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	620
0.5-0.75% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	607	449
0.75-1% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	0	0
greater than 1% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	11	0
Policyholder Account Balance, at Guaranteed Minimum Crediting Rate
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	0	0
Policyholder Account Balance, at Guaranteed Minimum Crediting Rate | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	6,474
Policyholder Account Balance, at Guaranteed Minimum Crediting Rate | 1%-2% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	4,284
Policyholder Account Balance, at Guaranteed Minimum Crediting Rate | 2%-3% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	1,583
Policyholder Account Balance, at Guaranteed Minimum Crediting Rate | greater than 3% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	607
Policyholder Account Balance, at Guaranteed Minimum Crediting Rate | 0.5-0.75% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	0	0
Policyholder Account Balance, at Guaranteed Minimum Crediting Rate | 0.75-1% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	0	0
Policyholder Account Balance, at Guaranteed Minimum Crediting Rate | greater than 1% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	0	0
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0001 to 0050
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates		273
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0001 to 0050 | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	1,104
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0001 to 0050 | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	407
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0001 to 0050 | 1%-2% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	531
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0001 to 0050 | 2%-3% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	565
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0001 to 0050 | greater than 3% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	8
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0001 to 0050 | 0.5-0.75% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	407	273
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0001 to 0050 | 0.75-1% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	0	0
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0001 to 0050 | greater than 1% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	0	0
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0051 to 0150
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates		176
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0051 to 0150 | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	3,082
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0051 to 0150 | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	210
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0051 to 0150 | 1%-2% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	2,735
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0051 to 0150 | 2%-3% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	342
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0051 to 0150 | greater than 3% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	5
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0051 to 0150 | 0.5-0.75% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	199	176
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0051 to 0150 | 0.75-1% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	0	0
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0051 to 0150 | greater than 1% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	11	0
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0151 and Greater
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates		0
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0151 and Greater | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	2,595
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0151 and Greater | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	1
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0151 and Greater | 1%-2% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	2,529
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0151 and Greater | 2%-3% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	66
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0151 and Greater | greater than 3% | Direct insurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	0
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0151 and Greater | 0.5-0.75% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	1	0
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0151 and Greater | 0.75-1% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	0	0
Policyholder Account Balance, above Guaranteed Minimum Crediting Rate, Range from 0151 and Greater | greater than 1% | Reinsurance
Policyholder Account Balance [Line Items]
Balance Of Account Values By Range Of Guaranteed Minimum Crediting Rates	$ 0	$ 0